Artisan Small Cap Fund Investment Risks - Artisan Small Cap Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLike all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
Active Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. When the team considers material sustainability exposures in its research process, the Fund may forgo certain investment opportunities and underperform funds that do not consider similar factors.
Small and Medium-Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
Growth Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Private Placement and Restricted Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Private Placement and Restricted Securities Risks—In addition to the general risks to which all securities are subject, securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at a favorable time or price. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.
Impact of Actions by Other Shareholders [Member]
Prospectus [Line Items]
Risk [Text Block]	■Impact of Actions by Other Shareholders—The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors in the Fund may have an adverse effect on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.
Operational and Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all mutual funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.